UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Tyrus Capital LLP

Address:   11 Grosvenor Place
           London, United Kingdom SW1X 7HH


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Mark Madden
Title:  Chief Operations Officer
Phone:  +44 20 7245 7900

Signature,  Place,  and  Date  of  Signing:

/s/ Mark Madden                    London, United Kingdom             2/12/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:               9

Form 13F Information Table Value Total:  $      758,064
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1.                          Tony Chedraoui
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
3COM CORP                    COM             885535104   23,250 3,100,000 SH       DEFINED    1        3,100,000      0    0
AFFILIATED COMPUTER SERVICES CL A            008190100    5,074    85,000 SH       DEFINED    1           85,000      0    0
BANK OF AMERICA CORPORATION  UNIT 99/99/9999 060505419   94,005 6,300,600 SH       DEFINED    1        6,300,600      0    0
BERKSHIRE HATHAWAY INC DEL   CL A            084670108   87,296       880 SH       DEFINED    1              880      0    0
ENCORE ACQUISITION CO        COM             29255W100  115,248 2,400,000 SH       DEFINED    1        2,400,000      0    0
INTERNATIONAL ROYALTY CORP   COM             460277106   12,869 1,800,000 SH       DEFINED    1        1,800,000      0    0
MARVEL ENTERTAINMENT INC     COM             57383T103  208,760 3,860,200 SH       DEFINED    1        3,860,200      0    0
PEPSI BOTTLING GROUP INC     COM             713409100  193,556 5,161,500 SH       DEFINED    1        5,161,500      0    0
VARIAN INC                   COM             922206107   18,006   349,356 SH       DEFINED    1          349,356      0    0


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